Schedule I - Investments (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		$ 6,589.3
Amount at which shown at the balance sheet		6,741.5
Privately-held Investments	[1]	286.8	$ 475.0
Other Investments	[2]	267.2	209.3
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments		73.6
Fair Value, Recurring [Member] | Apollo real estate fund
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments		78.6
Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Privately-held Investments		73.6	$ 112.4
U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1,767.7
Fair Value		1,741.9
Amount at which shown at the balance sheet		1,741.9
U.S. agency
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		7.5
Fair Value		7.2
Amount at which shown at the balance sheet		7.2
Municipal
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		85.8
Fair Value		83.9
Amount at which shown at the balance sheet		83.9
Corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		2,200.8
Fair Value		2,137.5
Amount at which shown at the balance sheet		2,137.5
High yield loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		101.7
Fair Value		102.4
Amount at which shown at the balance sheet		102.4
Non-U.S. government-backed corporate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		135.7
Fair Value		134.1
Amount at which shown at the balance sheet		134.1
Non-U.S. government
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		272.6
Fair Value		271.2
Amount at which shown at the balance sheet		271.2
Asset-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		767.7
Fair Value		770.8
Amount at which shown at the balance sheet		859.7
Asset-backed | Fair Value, Recurring [Member] | Apollo originating partnership
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Other Investments		88.9
Non-agency commercial mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		5.0
Fair Value		4.4
Amount at which shown at the balance sheet		4.4
Agency mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		635.0
Fair Value		549.8
Amount at which shown at the balance sheet		549.8
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		5,979.5
Fair Value		5,803.2
Amount at which shown at the balance sheet		5,892.1
Short-term investments — Available for sale
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		262.9
Fair Value		262.9
Amount at which shown at the balance sheet		262.9
Catastrophe bonds, trading
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		1.0
Fair Value		1.0
Amount at which shown at the balance sheet		1.0
Privately-held investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Amortized Cost or Cost		312.0
Fair Value		237.4
Amount at which shown at the balance sheet		311.0
Equity Method Investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		7.3
Amount at which shown at the balance sheet		7.3
Other investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value		188.6
Amount at which shown at the balance sheet		$ 267.2

[1]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).
[2]	Other investments includes related party investments in Funds Managed by Apollo of $78.6 million (2023 — $39.8 million).